Employee Benefit Plans (Tables)	12 Months Ended
Aug. 31, 2020
Employee Benefit Plans [Abstract]
Accrued Benefit Liabilities Recognized
	2020	2019
Non-registered plans
Accrued benefit obligation	513	505
Fair value of plan assets	445	436
Accrued benefit liabilities and deficit	68	69

Change In Benefit Obligation And Funding Status And The Fair Value Of Plan Assets
			2020			2019
	SERP	ERP	Total	SERP	ERP	Total
	$	$	$	$	$	$
Accrued benefit obligation, beginning of year	478	27	505	429	17	446
Current service cost	2	9	11	5	6	11
Interest cost	14	1	15	16	1	17
Payment of benefits to employees	(19)	(2)	(21)	(17)	(1)	(18)
Transfer from DC plan	-	1	1	-	1	1
Remeasurements:
Effect of changes in demographic assumptions	16	-	16	(4)	-	(4)
Effect of changes in financial assumptions	13	1	14	53	3	56
Effect of experience adjustments	(27)	(1)	(28)	(4)	-	(4)
Accrued benefit obligation, end of year	477	36	513	478	27	505
Fair value of plan assets, beginning of year	417	19	436	421	15	436
Employer contributions	-	12	12	-	5	5
Interest income	12	1	13	15	1	16
Transfer from DC plan	-	1	1	-	1	1
Payment of benefits	(19)	(2)	(21)	(17)	(2)	(19)
Return on plan assets, excluding interest income	5	(1)	4	(2)	(1)	(3)
Fair value of plan assets, end of year	415	30	445	417	19	436
Accrued benefit liability and plan deficit, end of year	62	6	68	61	8	69

Disclosure of fair value of plan assets
	SERP	ERP
Cash and cash equivalents	201	21
Fixed income securities	73	3
Equity securities – Canadian	41	3
Equity securities – Foreign	100	3
	415	30

Significant Weighted-Average Assumptions Used And Cost For The Plans
	2020	2020	2019	2019
	SERP	ERP	SERP	ERP
Accrued benefit obligation	%	%	%	%
Discount rate	2.70	2.70	2.90	2.90
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00

	2020	2020	2019	2019
	SERP	ERP	SERP	ERP
Benefit cost for the year	%	%	%	%
Discount rate	2.90	2.90	3.70	3.70
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00
(1) Applies only to incentive compensation component of eligible pensionable earnings.

Net Pension Benefit Plan Expense
			2020			2019
	SERP	ERP	Total	SERP	ERP	Total
Current service cost	2	9	11	5	6	11
Interest cost	14	1	15	16	1	17
Interest income	(12)	(1)	(13)	(15)	(1)	(16)
Pension expense	4	9	13	6	6	12

Change In Accrued Post-Retirement Obligation
	2020	2019
Accrued benefit obligation and plan deficit, beginning of year	4	3
Current service cost	-	-
Interest cost	-	-
Payment of benefits to employees	-	-
Remeasurements:
Effect of changes in demographic assumptions	-	1
Accrued benefit obligation and plan deficit, end of year	4	4